Financial Instruments Carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments carried at Fair Value [Abstract]
Carrying Value of The Financial Instruments held at Fair Value	Financial instruments held at fair value

	Dec 31, 2025			Dec 31, 2024
in € m.	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)	Quoted prices in active market (Level 1)	Valuation technique observable parameters (Level 2)	Valuation technique unobservable parameters (Level 3)
Financial assets held at fair value:
Trading assets	64,552	78,554	10,705	52,387	78,237	9,148
Trading securities	62,958	63,987	3,635	52,387	69,507	2,964
Other trading assets	1,593	14,567	7,070	—	8,730	6,184
Positive market values from derivative financial instruments	1,273	233,373	7,008	940	282,927	7,933
Non-trading financial assets mandatory at fair value through profit or loss	1,570	117,244	5,681	1,346	107,173	5,805
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	25,262	16,034	2,348	21,901	16,806	3,383
Other financial assets at fair value	1,594	(821)[1]	22	1,460	(1,135)[1]	12
Total financial assets held at fair value	94,250	444,384	25,764	78,034	484,008	26,281

Financial liabilities held at fair value:
Trading liabilities	33,727	9,127	25	30,765	12,614	119
Trading securities	33,727	7,391	23	30,765	11,073	26
Other trading liabilities	—	1,735	2	—	1,542	93
Negative market values from derivative financial instruments	2,770	217,119	5,938	2,238	265,464	8,707
Financial liabilities designated at fair value through profit or loss	154	109,354	5,547	—	87,479	4,569
Investment contract liabilities	—	469	—	—	454	—
Other financial liabilities at fair value	375	(193)[1]	36[2]	539	3,101[1]	(13)[2]
Total financial liabilities held at fair value	37,025	335,875	11,547	33,543	369,113	13,382
[1]Predominantly relates to derivatives qualifying for hedge accounting
[2]Relates to derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is bifurcated and reported separately. The separated embedded derivatives may have a positive or a negative fair value and classification presented in this table is consistent with the classification of the host contract

Reconciliation of Financial Instruments Categorized in Level 3	Reconciliation of financial instruments classified in Level 3

	Dec 31, 2025
in € m.	Balance, beginning of year	Changes in the group of consolidated companies	Total gains/ losses[1]	Purchases	Sales	Issuances[2]	Settlements[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	2,964	—	39	2,986	(1,837)	4	(402)	508	(626)	3,635
Positive market values from derivative financial instruments	7,933	—	949	—	—	—	(351)	1,535	(3,058)	7,008
Other trading assets	6,184	—	(362)	1,231	(2,144)	3,301	(1,380)	447	(208)	7,070
Non-trading financial assets mandatory at fair value through profit or loss	5,805	(3)	(135)	1,849	(190)	782	(1,117)	71	(1,380)	5,681
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	3,383	—	(229)[5]	700	(431)	482	(1,552)	407	(412)	2,348
Other financial assets at fair value	12	—	(6)	—	—	—	—	20	(4)	22
Total financial assets held at fair value	26,281	(3)	255[6,7]	6,766	(4,602)	4,569	(4,802)	2,988	(5,688)	25,764
Financial liabilities held at fair value:
Trading securities	26	—	1	—	—	—	(4)	—	—	23
Negative market values from derivative financial instruments	8,707	—	(1,122)	—	—	—	217	1,182	(3,047)	5,938
Other trading liabilities	93	—	1	—	—	—	(92)	—	—	2
Financial liabilities designated at fair value through profit or loss	4,569	—	(134)	—	—	3,255	(690)	508	(1,960)	5,547
Other financial liabilities at fair value	(13)	—	118	—	—	—	(1)	13	(81)	36
Total financial liabilities held at fair value	13,382	—	(1,136)[6,7]	—	—	3,255	(569)	1,704	(5,088)	11,547
[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3
[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the year they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly, for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the year since the table is presented as if they have been transferred out at the beginning of the year
[5]Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 14 million recognized in other comprehensive income, net of tax and a gain of € 1 million recognized in the income statement presented in net gains (loss)
[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a loss of € 802 million and for total financial liabilities held at fair value this is a gain of € 206 million
[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains

	Dec 31, 2024
in € m.	Balance, beginning of year	Changes in the group of consolidated companies	Total gains/ losses[1]	Purchases	Sales	Issuances[2]	Settlements[3]	Transfers into Level 3[4]	Transfers out of Level 3[4]	Balance, end of year
Financial assets held at fair value:
Trading securities	2,995	—	230	1,985	(1,558)	—	(482)	371	(577)	2,964
Positive market values from derivative financial instruments	8,198	—	454	—	—	—	(583)	2,257	(2,394)	7,933
Other trading assets	6,226	—	77	814	(1,378)	2,513	(2,016)	706	(756)	6,184
Non-trading financial assets mandatory at fair value through profit or loss	5,226	(1)	88	1,736	(80)	736	(1,098)	365	(1,170)	5,805
Financial assets designated at fair value through profit or loss	—	—	—	—	—	—	—	—	—	—
Financial assets at fair value through other comprehensive income	2,949	—	126[5]	776	(378)	978	(1,322)	716	(462)	3,383
Other financial assets at fair value	5	—	3	—	—	—	—	5	(1)	12
Total financial assets held at fair value	25,599	(1)	977[6,7]	5,311	(3,393)	4,227	(5,501)	4,421	(5,359)	26,281
Financial liabilities held at fair value:
Trading securities	26	—	—	—	—	—	—	—	—	26
Negative market values from derivative financial instruments	7,666	—	1,186	—	—	—	(175)	2,156	(2,126)	8,707
Other trading liabilities	—	—	—	—	—	—	93	—	—	93
Financial liabilities designated at fair value through profit or loss	3,248	—	129	—	—	2,958	(474)	377	(1,669)	4,569
Other financial liabilities at fair value	(85)	—	102	—	—	—	18	1	(49)	(13)
Total financial liabilities held at fair value	10,856	—	1,417[6,7]	—	—	2,958	(537)	2,533	(3,844)	13,382
[1]Total gains and losses predominantly relate to net gains (losses) on financial assets/liabilities at fair value through profit or loss reported in the consolidated statement of income. The total also includes net gains (losses) on financial assets at fair value through other comprehensive income reported in other comprehensive income, net of tax. Further, certain instruments are hedged with instruments in Level 1 or Level 2 but the table above does not include the gains and losses on these hedging instruments. Additionally, both observable and unobservable parameters may be used to determine the fair value of an instrument classified within Level 3
[2]Issuances relate to the cash amount received on the issuance of a liability and the cash amount paid on the primary issuance of a loan to a borrower
[3]Settlements represent cash flows to settle the asset or liability. For debt and loan instruments this includes periodic and lump sum principal payments. For derivatives all cash flows are presented in settlements
[4]Transfers in and transfers out of Level 3 are related to changes in observability of input parameters. During the period they are recorded at their fair value at the beginning of year. For instruments transferred into Level 3 the table shows the gains and losses and cash flows on the instruments as if they had been transferred at the beginning of the year. Similarly for instruments transferred out of Level 3 the table does not show any gains or losses or cash flows on the instruments during the period since the table is presented as if they have been transferred out at the beginning of the year
[5]Total gains and losses on financial assets at fair value through other comprehensive income include a gain of € 29 million recognized in other comprehensive income, net of tax
[6]This amount includes the effect of exchange rate changes. For total financial assets held at fair value this effect is a gain of € 362 million and for total financial liabilities held at fair value this is a loss of € 19 million
[7]For assets positive balances represent gains, negative balances represent losses. For liabilities positive balances represent losses, negative balances represent gains

Sensitivity Analysis by Type of Instrument	Breakdown of the sensitivity analysis by type of instrument[1]

	Dec 31, 2025		Dec 31, 2024
in € m.	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives	Positive fair value movement from using reasonable possible alternatives	Negative fair value movement from using reasonable possible alternatives
Securities:
Debt securities	237	219	308	276
Commercial mortgage-backed securities	13	13	17	17
Mortgage and other asset-backed securities	10	9	11	11
Corporate, sovereign and other debt securities	214	197	280	248
Equity securities	102	74	78	77
Derivatives:
Credit	261	127	207	105
Equity	74	36	36	33
Interest related	660	339	798	337
Foreign Exchange	64	46	56	24
Other	222	61	110	105
Loans	475	394	458	387
Other	—	—	—	—
Total	2,094	1,294	2,052	1,343
[1]Where the exposure to an unobservable parameter is offset across different instruments then only the net impact is disclosed in the table

Quantitative Information about Unobservable Inputs	Financial instruments classified in Level 3 and quantitative information about unobservable inputs

	Dec 31, 2025
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value -Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	42	—	Price based	Price	0%	101%
			Discounted cash flow	Credit spread (bps)	194	1,019
Mortgage- and other asset- backed securities	91	—	Price based	Price	0%	105%
			Discounted cash flow	Credit spread (bps)	98	1,166
				Recovery rate	7%	85%
				Constant default rate	0%	4%
				Constant prepayment rate	1%	37%
Total mortgage- and other asset- backed securities	133	—
Debt securities and other debt obligations	5,320	5,503	Price based	Price	0%	300%
Held for trading	3,447	19	Discounted cash flow	Credit spread (bps)	5	696
Corporate, sovereign and other debt securities	3,447
Non-trading financial assets mandatory at fair value through profit or loss	1,474
Designated at fair value through profit or loss	0	5,484
Financial assets at fair value through other comprehensive income	399
Equity securities	816	4	Market approach	Price per net asset value	0%	100%
Held for trading	55	4		Enterprise value/EBITDA (multiple)	1	14
				Enterprise value/Revenue (multiple)	4	14
Non-trading financial assets mandatory at fair value through profit or loss	761		Discounted cash flow	Weighted average cost capital	9%	20%
Designated at fair value through profit or loss	0		Price based	Price	0%	2500%
Loans	11,293	2	Price based	Price	0%	300%
Held for trading	6,913	2	Discounted cash flow	Credit spread (bps)	94	3,106
Non-trading financial assets mandatory at fair value through profit or loss	2,490
Designated at fair value through profit or loss	0			Recovery rate	40%	75%
Financial assets at fair value through other comprehensive income	1,890
Loan commitments		2	Discounted cash flow	Credit spread (bps)	153	978
				Recovery rate	70%	84%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	1,172[2]	61[3]	Discounted cash flow	IRR	7%	13%
				Repo rate (bps)	8	285
Total non-derivative financial instruments held at fair value	18,734	5,572
[1] Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[2]Other financial assets include € 157 million of other trading assets, € 1 billion of other non-trading financial assets mandatory at fair value, and € 59 million other financial assets at fair value through other comprehensive income
[3]Other financial liabilities include € 61 million of securities sold under repurchase agreements designated at fair value

	Dec 31, 2025
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	3,798	2,950	Discounted cash flow	Swap rate (bps)	(720)	3,818
				Inflation swap rate	0%	8%
				Constant default rate	1%	11%
				Constant prepayment rate	2%	16%
			Option pricing model	Inflation volatility	0%	8%
				Interest rate volatility	0%	2%
				IR - IR correlation	(10)%	95%
				Hybrid correlation	(56)%	95%
Credit derivatives	556	603	Discounted cash flow	Credit spread (bps)	12	1,277
				Recovery rate	15%	94%
			Option pricing model	Credit volatility	5%	90%
			Correlation pricing model	Credit correlation
Equity derivatives	481	572	Option pricing model	Stock volatility	1%	101%
				Index volatility	6%	17%
				Index - index correlation
				Stock - stock correlation
				Stock Forwards	0%	5%
				Index Forwards	0%	6%
FX derivatives	1,523	1,561	Option pricing model	Volatility	(9)%	57%
				Quoted Vol
			Discounted cash flow	Swap rate (bps)	(2)	100
Other derivatives	673	289[1]	Discounted cash flow	Credit spread (bps)	201	568
			Option pricing model	Index volatility	0%	116%
				Price	0%	677%
				Commodity correlation	(22)%	98%
Total market values from derivative financial instruments	7,030	5,974
[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated

	Dec 31, 2024
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)¹	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value – Non-Derivative financial instruments held at fair value:
Mortgage and other asset backed securities held for trading:
Commercial mortgage-backed securities	31	—	Price based	Price	0%	102%
			Discounted cash flow	Credit spread (bps)	167	1,486
Mortgage- and other asset- backed securities	93	—	Price based	Price	0%	107%
			Discounted cash flow	Credit spread (bps)	106	1,027
				Recovery rate	60%	85%
				Constant default rate	0%	4%
				Constant prepayment rate	4%	18%
Total mortgage- and other asset- backed securities	124	—
Debt securities and other debt obligations	4,379	4,537	Price based	Price	0%	300%
Held for trading	2,726	26	Discounted cash flow	Credit spread (bps)	9	651
Corporate, sovereign and other debt securities	2,726
Non-trading financial assets mandatory at fair value through profit or loss	1,499
Designated at fair value through profit or loss	—	4,512
Financial assets at fair value through other comprehensive income	154
Equity securities	809	—	Market approach	Price per net asset value	0%	100%
Held for trading	114	—		Enterprise value/EBITDA (multiple)	5	14
				Enterprise value/Revenue (multiple)	1	15
Non-trading financial assets mandatory at fair value through profit or loss	695		Discounted cash flow	Weighted average cost capital	9%	20%
Designated at fair value through profit or loss	—		Price based	Price	0%	100%
Loans	10,817	93	Price based	Price	0%	123%
Held for trading	5,931	93	Discounted cash flow	Credit spread (bps)	100	1,621
Non-trading financial assets mandatory at fair value through profit or loss	1,779
Designated at fair value through profit or loss	—	—		Recovery rate	40%	84%
Financial assets at fair value through other comprehensive income	3,107
Loan commitments	—	6	Discounted cash flow	Credit spread (bps)	226	954
				Recovery rate	40%	84%
			Loan pricing model	Utilization	0%	100%
Other financial instruments	2,208[2]	51[3]	Discounted cash flow	IRR	7%	13%
				Repo rate (bps)	30	285
Total non-derivative financial instruments held at fair value	18,336	4,688
[1]Valuation technique(s) and subsequently the significant unobservable input(s) relate to the respective total position
[2]Other financial assets include € 253 million of other trading assets, € 1.8 billion of other non-trading financial assets mandatory at fair value, and € 123 million other financial assets at fair value through other comprehensive income
[3]Other financial liabilities include € 51 million of securities sold under repurchase agreements designated at fair value

	Dec 31, 2024
	Fair value
in € m. (unless stated otherwise)	Assets	Liabilities	Valuation technique(s)	Significant unobservable input(s) (Level 3)	Range
Financial instruments held at fair value:
Market values from derivative financial instruments:
Interest rate derivatives	5,218	5,207	Discounted cash flow	Swap rate (bps)	(4,176)	3,975
				Inflation swap rate	0%	5%
				Constant default rate	0%	12%
				Constant prepayment rate	4%	16%
			Option pricing model	Inflation volatility	0%	6%
				Interest rate volatility	0%	3%
				IR - IR correlation	(10)%	99%
				Hybrid correlation	(70)%	55%
Credit derivatives	510	562	Discounted cash flow	Credit spread (bps)	15	1,148
				Recovery rate	0%	40%
			Correlation pricing model	Credit correlation	0%	0%
Equity derivatives	642	1,201	Option pricing model	Stock volatility	2%	86%
				Index volatility	9%	27%
				Index - index correlation	0%	0%
				Stock - stock correlation	0%	0%
				Stock Forwards	0%	1%
				Index Forwards	0%	1%
FX derivatives	995	1,470	Option pricing model	Volatility	(9)%	33%
				Quoted Vol	0%	0%
			Discounted cash flow	Swap rate (bps)	(3)	100
Other derivatives	580	254[1]	Discounted cash flow	Credit spread (bps)	286	626
			Option pricing model	Index volatility	0%	160%
				Price	17%	75%
				Commodity correlation	0%	87%
Total market values from derivative financial instruments	7,945	8,694
[1]Includes derivatives which are embedded in contracts where the host contract is held at amortized cost but for which the embedded derivative is separated

Unrealized Gains or Losses on Level 3 Instruments held or in Issue at the Reporting Date

in € m.	Dec 31, 2025	Dec 31, 2024
Financial assets held at fair value:
Trading securities	38	113
Positive market values from derivative financial instruments	1,574	1,535
Other trading assets	(218)	(54)
Non-trading financial assets mandatory at fair value through profit or loss	93	57
Financial assets designated at fair value through profit or loss	—	—
Financial assets at fair value through other comprehensive income	—	(4)
Other financial assets at fair value	5	(3)
Total financial assets held at fair value	1,491	1,645
Financial liabilities held at fair value:
Trading securities	(1)	—
Negative market values from derivative financial instruments	(73)	(1,930)
Other trading liabilities	(1)	—
Financial liabilities designated at fair value through profit or loss	124	(104)
Other financial liabilities at fair value	(123)	(102)
Total financial liabilities held at fair value	(75)	(2,135)
Total	1,416	(490)

Recognitions of Trade Date Profit

in € m.	2025	2024
Balance, beginning of year	691	577
New trades during the period	513	343
Amortization	(223)	(141)
Matured trades	(71)	(53)
Subsequent move to observability[1]	(38)	(36)[2]
Exchange rate changes	(5)	1
Balance, end of year	866	691
[1]This includes situations where an input remains unobservable but has become insignificant in relation to the deferred trade date profit in periods subsequent to the trade date
[2]During the second quarter of 2024, the Group refined its methodology for the significance test of unobservable inputs subsequent to the trade date. This resulted in release of € 15 million in the second quarter of 2024